Share Capital (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025 shares	Sep. 30, 2024 shares	Dec. 31, 2024
Share Capital [Line Items]
Stock option exercised	22,884	6,743
Limited Partnership Units [Member]
Share Capital [Line Items]
Settlement of public shares
Shares issued	252,079
Restricted Share Units [Member]
Share Capital [Line Items]
Settlement of restricted stock unit	450,054	741,633
Settlement of public shares	226,724	356,127
Deferred Share Units [Member]
Share Capital [Line Items]
Settlement of restricted stock unit		12,434
Performance Share Units [Member]
Share Capital [Line Items]
Settlement of restricted stock unit	187,349	93,896
Settlement of public shares	103,678	67,281
Class A Common shares [Member]
Share Capital [Line Items]
Special voting share	one		one
Class B Common Shares [Member]
Share Capital [Line Items]
Special voting share	one		one
Class C Common Shares [Member]
Share Capital [Line Items]
Special voting share	one		one
Golden Share [Member]
Share Capital [Line Items]
Special voting share	one		one